Profit Sharing Plan	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Profit Sharing Plan

20.	Profit Sharing Plan

Some of our affiliates offer a voluntary 401(k) profit sharing plan and trust to their employees. Employees may elect to defer a portion of their salary to the plan. Our contributions are based on matching a percentage of employee contributions. We may make additional discretionary contributions. During the years ended December 31, 2021, December 31, 2020, and December 31, 2019, we made contributions of $2.2 million, $1.4 million, and $1.0 million, respectively.